Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
26.
SUBSEQUENT EVENTS

In March 2026, the Company redeemed US$207.8 million principal amount of the 2028 Notes as requested by the holders. Following settlement of the repurchase, US$0.3 million principal amount of the 2028 Notes will remain outstanding.